Interim Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Statement Line Items [Line Items]
PROFIT (LOSS) FOR THE PERIOD	$ 73,772	$ (21,450)	$ (201,388)	$ (62,873)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Unrealized gain (loss) on translation of foreign operations	8,801	(8,363)	6,503	(4,613)
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD, NET OF TAX	82,573	(29,813)	(194,885)	(67,486)
Total comprehensive income (loss) attributable to:
Shareholders of Just Energy	82,587	(29,748)	(194,851)	(67,375)
Non-controlling interest	(14)	(65)	(34)	(111)
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD, NET OF TAX	$ 82,573	$ (29,813)	$ (194,885)	$ (67,486)